EQUITY ISSUANCES AND REPURCHASES (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			13 Months Ended
		Oct. 19, 2016	Oct. 13, 2016	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016
Capital Unit [Line Items]
General Partners Units, outstanding (in shares)				1,257,408			1,318,517	1,257,408		1,318,517
Common units repurchased and canceled							$ 495	$ 5,970	$ 0	$ 6,500
Exchange Agreement, Revised Partnership Agreement Contingency, Percent of Earn-Out Units To Be Issued		50.00%
Exchange Agreement, Incentive Distribution, Minimum Quarterly Distribution Per Unit		$ 0.5775	$ 0.3850
Exchange Agreement, Partnership Agreement Contingency, Percent of Earn-Out Units To Be Issued		50.00%
Reclassification of derivative							$ 15,000
Partial reduction in carrying amount of equity attributable to IDR holders		$ 11,400
Common Units
Capital Unit [Line Items]
Limited Partner Units, outstanding (in shares)				45,663,096			64,073,291	45,663,096		64,073,291
Subordinated Units
Capital Unit [Line Items]
Limited Partner Units, outstanding (in shares)				15,949,831			0	15,949,831		0
Limited Partner | Common Units
Capital Unit [Line Items]
Limited Partner Units, outstanding (in shares)				45,167,096			64,073,291	45,167,096	45,663,096	64,073,291
Repurchase of units				(496,000)	(38,000)		(534,000)
Reclassification of derivative							$ 14,360
Limited Partner | Subordinated Units
Capital Unit [Line Items]
Limited Partner Units, outstanding (in shares)				15,949,831			0	15,949,831	15,949,831	0
Repurchase of units				0
Subordinated units converted into common units						(15,949,831)
General Partner and IDRs
Capital Unit [Line Items]
General Partners Units, outstanding (in shares)				1,257,408			1,318,517	1,257,408	1,257,408	1,318,517
Repurchase of units				0
Reclassification of derivative	[1]						$ 640
Common Units | Partners' Capital
Capital Unit [Line Items]
Subordinated units converted into common units						15,949,831
Golar Partners, Common Units
Capital Unit [Line Items]
Exchange Agreement, Number of Units		2,994,364
Exchange Agreement, Number of Earn-Out Units		748,592
Golar Partners, General Partner Units [Member]
Capital Unit [Line Items]
Exchange Agreement, Number of Units		61,109
Exchange Agreement, Number of Earn-Out Units		15,278
Golar LNG Limited | Golar Partners, Common Units
Capital Unit [Line Items]
Exchange Agreement, Number of Units		568,929
Golar LNG Limited and Golar GP LLC [Member] | Incentive Distribution Rights
Capital Unit [Line Items]
Exchange Agreement, Percent of Units Issued		100.00%
Golar GP LLC | Golar Partners, Common Units
Capital Unit [Line Items]
Exchange Agreement, Number of Units		2,425,435
Golar GP LLC | Golar Partners, General Partner Units [Member]
Capital Unit [Line Items]
Exchange Agreement, Number of Units		61,109
Equity
Capital Unit [Line Items]
Reclassification of derivative		$ (15,000)
Current Liabilities
Capital Unit [Line Items]
Reclassification of derivative		$ 15,000

[1]	As of December 31, 2016, the carrying value of the equity attributable to the IDR holders was $32.5 million (2015: $21.5 million)